UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23164
Investment Company Act file number:

USCA Fund Trust
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

USCA Shield Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 85.49% [a]
Communications - 2.86%[a]
AT&T Inc.[b]	5,000	$188,650
Verizon Communications Inc.[b]	4,300	192,038
		380,688
Consumer Discretionary - 9.81%
Bed Bath & Beyond Inc.[b]	2,700	82,080
The Gap, Inc.[b]	4,600	101,154
General Motors Company[b]	5,300	185,129
Genuine Parts Company[b]	2,000	185,520
Lowe's Cos, Inc.[b]	2,400	186,072
Macy's, Inc.[b]	8,000	185,920
Snap-on, Incorporated[b]	1,200	189,600
Whirlpool Corporation[b]	1,000	191,620
		1,307,095
Consumer Staples - 15.09%
Campbell Soup Company[b]	4,000	208,600
CVS Health Corporation[b]	2,300	185,058
Dean Foods Company[b]	10,000	170,000
Dollar General Corporation[b]	2,500	180,225
Dr Pepper Snapple Group, Inc.[b]	2,000	182,220
General Mills, Inc.[b]	3,400	188,360
Hormel Foods Corp.[b]	5,100	173,961
Sysco Corp.[b]	3,700	186,221
Target Corp.[b]	3,000	156,870
Tyson Foods, Inc.[b]	3,200	200,416
Walgreens Boots Alliance, Inc.[b]	2,300	180,113
		2,012,044
Energy - 5.52%
Cabot Oil & Gas Corporation[b]	7,600	190,608
EQT Corporation[b]	3,600	210,924
Halliburton Company[b]	3,400	145,214
Valero Energy Corporation[b]	2,800	188,888
		735,634
Financials - 9.36%
Aflac Incorporated[b]	2,600	201,968
American Express Company[b]	2,300	193,752
Bank of America Corp.[b]	3,500	84,910

USCA Shield Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Financials - (continued) - 9.36%
JPMorgan Chase & Co.[b]	2,100	$191,940
Prudential Financial, Inc.[b]	1,700	183,838
The Travelers Companies, Inc.[b]	1,600	202,448
Wells Fargo & Co.[b]	3,400	188,394
		1,247,250
Health Care - 15.59%
AbbVie Inc.[b]	2,900	210,279
AmerisourceBergen Corporation[b]	2,200	207,966
Amgen Inc.[b]	1,100	189,453
Bristol-Myers Squibb Company[b]	3,700	206,164
Cardinal Health, Inc.[b]	2,100	163,632
Eli Lilly & Co.[b]	2,300	189,290
Gilead Sciences, Inc.[b]	2,300	162,794
Johnson & Johnson[b]	1,300	171,977
Medtronic Public Limited Companybc	2,100	186,375
Merck & Co, Inc.[b]	3,000	192,270
Pfizer Inc.[b]	5,900	198,181
		2,078,381
Industrials - 9.93%
Chicago Bridge & Iron Company N.V.bc	12,500	246,625
Cummins Inc.[b]	1,100	178,442
Emerson Electric Co.[b]	3,200	190,784
General Electric Company[b]	6,600	178,266
ITT Inc.[b]	4,100	164,738
Kansas City Southern[b]	1,700	177,905
United Parcel Service, Inc.[b]	1,700	188,003
		1,324,763
Materials - 4.12%
Eastman Chemical Company[b]	2,100	176,379
LyondellBasell Industries N.V.bc	2,300	194,097
Sealed Air Corporation[b]	4,000	179,040
		549,516
Technology - 11.88%
Accenture plcbc	1,500	185,520
Apple, Inc.[b]	1,300	187,226
Cisco Systems, Inc.[b]	6,000	187,800

USCA Shield Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Fair Value
Technology - (continued) - 11.88%
Intel Corporation[b]	6,000	$202,440
IBM[b]	1,200	184,596
Microsoft Corporation[b]	2,800	193,004
Oracle Corporation[b]	4,400	220,616
Qualcomm Incorporated[b]	3,800	209,836
Xerox Corporation[b]	425	12,210
		1,583,248
Utilities - 1.33%
The Southern Company[b]	3,700	177,156

TOTAL COMMON STOCKS (Cost $11,443,917)		11,395,775

EXCHANGE TRADED FUNDS - 2.73% a
Finance and Insurance - 2.73%
iShares 20+ Year Treasury Bond ETF[b]	1,400	175,168
SPDR Gold Shares[b]	1,600	188,832
		364,000

TOTAL EXCHANGE TRADED FUNDS (Cost $348,666)		364,000

MONEY MARKET FUND - 14.71% a
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.26%[d]	1,960,064	$1,960,064

TOTAL MONEY MARKET FUNDS (Cost $1,960,064)		1,960,064

Total Investments (Cost $13,752,647) - 102.93% [a]		$13,719,839
Total Value of Options Written (Premiums received $247,058) - (2.42%)		(323,041)
Assets in Excess of Other Liabilities - (0.51)% [a]		(67,930)
TOTAL NET ASSETS - 100.00% [a]		$13,328,868

Footnotes
[a]	Percentages are stated as a percent of net assets.
[b]	All or a portion of the security represents cover for outstanding call option contracts written.
[c]	Foreign issued security.
[d]	Rate reported is the 7-day current yield as of June 30, 2017.

USCA Shield Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2017 (Unaudited)

	Expiration
Call Options Written	Date	Strike Price	Contracts	Fair Value
AbbVie Inc.	July 2017	$ 70.00	15	$ (3,960)
AbbVie Inc.	August 2017	67.50	14	(7,245)
Accenture plc	July 2017	120.00	15	(6,675)
Aflac Incorporated	July 2017	77.50	26	(2,925)
American Express Company	July 2017	80.00	23	(10,407)
AmerisourceBergen Corporation	August 2017	87.50	3	(2,445)
AmerisourceBergen Corporation	August 2017	95.00	19	(5,510)
Amgen Inc.	July 2017	165.00	8	(6,560)
Amgen Inc.	September 2017	170.00	3	(2,175)
Apple, Inc.	July 2017	140.00	13	(7,020)
AT&T Inc.	August 2017	40.00	40	(420)
AT&T Inc.	August 2017	39.00	10	(245)
Bank of America Corp.	July 2017	23.00	35	(5,022)
Bed Bath & Beyond Inc.	July 2017	37.50	27	(40)
Bristol-Myers Squibb Company	July 2017	55.00	4	(668)
Bristol-Myers Squibb Company	July 2017	52.50	8	(2,680)
Bristol-Myers Squibb Company	July 2017	57.50	25	(1,825)
Cabot Oil & Gas Corporation	July 2017	26.00	76	(3,420)
Campbell Soup Company	July 2017	57.50	30	(150)
Campbell Soup Company	July 2017	52.50	10	(675)
Cardinal Health, Inc.	August 2017	77.50	21	(5,460)
Chicago Bridge & Iron Company N.V.	July 2017	15.00	63	(31,185)
Chicago Bridge & Iron Company N.V.	July 2017	25.00	62	(1,240)
Cisco Systems, Inc.	August 2017	33.00	60	(1,710)
Cummins Inc.	July 2017	155.00	11	(9,295)
CVS Health Corporation	July 2017	80.00	23	(3,565)
Dean Foods Company	July 2017	18.00	100	(750)
Dollar General Corporation	August 2017	72.50	3	(690)
Dollar General Corporation	August 2017	77.50	22	(1,540)
Dr Pepper Snapple Group, Inc.	August 2017	95.00	20	(2,000)
Eastman Chemical Company	September 2017	80.00	21	(12,495)
Eli Lilly & Co.	July 2017	80.00	23	(6,509)
Emerson Electric Co.	July 2017	60.00	16	(1,400)
Emerson Electric Co.	August 2017	62.50	16	(1,040)
EQT Corporation	July 2017	55.00	3	(1,290)
EQT Corporation	July 2017	60.00	28	(3,010)
EQT Corporation	September 2017	60.00	5	(1,500)
The Gap, Inc.	July 2017	24.00	46	(253)
General Electric Company	July 2017	30.00	13	(26)

General Electric Company	September 2017	29.00	53	(1,060)
General Mills, Inc.	July 2017	57.50	10	(210)
General Mills, Inc.	July 2017	60.00	24	(228)
General Motors Company	July 2017	35.00	6	(360)
General Motors Company	September 2017	36.00	47	(4,042)
Genuine Parts Company	July 2017	92.50	3	(607)
Genuine Parts Company	July 2017	95.00	17	(1,403)
Gilead Sciences, Inc.	August 2017	70.00	23	(7,015)
Halliburton Company	July 2017	50.00	34	(68)
Hormel Foods Corp.	August 2017	35.00	51	(2,933)
Intel Corporation	July 2017	34.00	5	(237)
Intel Corporation	September 2017	38.00	10	(115)
Intel Corporation	September 2017	40.00	45	(135)
IBM	July 2017	155.00	2	(513)
IBM	July 2017	165.00	10	(280)
iShares 20+ Year Treasury Bond ETF	July 2017	125.00	14	(1,715)
ITT Inc.	July 2017	40.00	41	(4,715)
Johnson & Johnson	July 2017	125.00	13	(9,977)
JPMorgan Chase & Co.	August 2017	90.00	21	(6,216)
Kansas City Southern	September 2017	95.00	17	(19,550)
Lowe's Cos, Inc.	August 2017	82.50	24	(1,224)
LyondellBasell Industries N.V.	July 2017	85.00	18	(2,655)
LyondellBasell Industries N.V.	July 2017	80.00	5	(2,475)
Macy's, Inc.	August 2017	35.00	8	(20)
Macy's, Inc.	August 2017	21.00	26	(7,176)
Macy's, Inc.	August 2017	28.00	46	(874)
Medtronic plc	August 2017	85.00	21	(9,082)
Merck & Co, Inc.	July 2017	62.50	15	(3,098)
Merck & Co, Inc.	August 2017	65.00	15	(1,912)
Microsoft Corporation	July 2017	70.00	28	(3,108)
Oracle Corporation	July 2017	47.00	44	(14,410)
Pfizer Inc.	September 2017	33.00	59	(6,520)
Prudential Financial, Inc.	July 2017	110.00	17	(1,879)
Qualcomm Incorporated	July 2017	57.50	28	(2,058)
Qualcomm Incorporated	August 2017	55.00	10	(2,380)
Sealed Air Corporation	July 2017	45.00	40	(2,400)
Snap-on Incorporated	July 2017	160.00	2	(620)
Snap-on Incorporated	July 2017	170.00	2	(95)
Snap-on Incorporated	September 2017	175.00	8	(740)
The Southern Company	August 2017	50.00	37	(869)
SPDR Gold Shares	July 2017	120.00	2	(77)
SPDR Gold Shares	July 2017	125.00	14	(105)
Sysco Corp.	July 2017	50.00	37	(2,960)
Target Corp.	October 2017	62.50	25	(713)
Target Corp.	October 2017	60.00	5	(265)
The Travelers Companies, Inc.	July 2017	125.00	13	(3,640)
The Travelers Companies, Inc.	October 2017	125.00	3	(1,380)
Tyson Foods, Inc.	July 2017	60.00	32	(9,600)
United Parcel Service, Inc.	July 2017	110.00	17	(3,120)
Valero Energy Corporation	July 2017	65.00	23	(6,820)
Valero Energy Corporation	August 2017	67.50	5	(1,050)
Verizon Communications, Inc.	July 2017	50.00	27	(27)
Verizon Communications, Inc.	July 2017	48.00	10	(35)
Verizon Communications, Inc.	August 2017	45.00	6	(432)
Walgreens Boots Alliance, Inc.	July 2017	85.00	23	(138)
Wells Fargo & Co.	August 2017	55.00	34	(5,661)
Whirlpool Corporation	July 2017	190.00	7	(3,623)
Whirlpool Corporation	July 2017	185.00	3	(2,648)
Xerox Corporation	August 2017	7.00	17	(748)

Total Value of Call Options Written (Premiums received $247,059)				$ (323,041)

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$13,752,647
Gross unrealized appreciation	448,019
Gross unrealized depreciation	(480,827)
Net unrealized appreciation	$(32,808)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.  Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees.  Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820").  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Description
Assets
Common Stock (a)	$11,395,775	$-	$-	$11,395,775
Exchange Traded Funds	364,000	-	-	364,400
Short Term Investments (b)	1,960,064	-	-	1,960,064
Total Assets	$13,719,839	$-	$-	$13,719,839
Liabilities
Written Options	$323,041	$-	$-	$323,041
Total Liabilities	$323,041	$-	$-	$323,041
(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short Term Investments that are sweep investments for cash balances in the Fund at June 30, 2017.

During the period ended June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3.

Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

The Fund occasionally sells (“writes”) call options on securities already held in its portfolio (i.e., covered call options).  The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of the call option premium received.  Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

The Fund has adopted the disclosure provision of FASB ASC 815, Derivatives and Hedging.  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

Transactions in written options contracts for the period from November 29, 2016 through June 30, 2017, are as follows:

	Contracts	Premium
Options outstanding at November 29, 2016	-	$-
Options written	8,334	988,119
Options Closed	(2,928)	(351,514)
Options exercised	(748)	(104,714)
Options expired	(2,496)	(284,833)
Options outstanding at June 30, 2017	2,162	$247,058

The average monthly fair value of written options during the period from November 29, 2016 to June 30, 2017 was $184,337.

The following tables present the types and fair value of derivatives by location at June 30, 2017:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$ 323,041

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains on Derivatives	Net Realized Gain on Derivatives	Net Unrealized Depreciation of Derivatives
Written equity options	Options	$284,833	$75,983

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA Fund Trust

By (Signature and Title  /s/ Phil Pilibosian
 Phil Pilibosian, President

Date  August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Phil Pilibosian
  Phil Pilibosian, President

Date  August 18, 2017

By (Signature and Title)  /s/ Chris Arnold
  Chris Arnold, Treasurer

Date  August 18, 2017